Leases (Tables)	12 Months Ended
Jun. 30, 2018
Leases
Schedule of non-cancellable operating leases and finance leases

The future minimum payments that the Group must pay off under non-cancellable operating leases are as follows:

	06.30.18	06.30.17
No latter than a year	13,763	7,102
Later than 1 year and not later than 5 years	18,105	12,446
More than 5 years	40,000	42,400
	71,868	61,948

Schedule of future minimum payments under financial leases

The future minimum payments that the Group must pay off under financial leases are as follows:

	06.30.18	06.30.17
Not later than 1 year	6,945	1,690
Later than 1 year and not later than 5 years	8,301	1,636
Subtotal value of finance lease liabilities	15,246	3,326
Future - financial charges on finance leases	(843)	(177)
Present value of finance lease liabilities	14,403	3,149

Schedule of fair value of finance lease liabilities

The fair value of finance lease liabilities is as follows:

	06.30.18	06.30.17
Not later than 1 year	6,574	1,598
Later than 1 year and not later than 5 years	7,829	1,551
Present value of finance lease liabilities	14,403	3,149

Schedule of future minimum proceeds under non-cancellable operating leases

The future minimum proceeds under non-cancellable operating leases from Group’s shopping malls, offices and other buildings are as follows:

	06.30.18	06.30.17
2018	-	1,421,954
2019	1,904,572	1,004,397
2020	1,305,965	439,775
2021	636,762	89,098
2022	172,217	10,030
Later than 2022	25,679	209
	4,045,195	2,965,463